38) Shareholders' Equity	12 Months Ended
Dec. 31, 2020
Shareholders Equity
38) Shareholders' Equity

38)       Shareholders’ Equity

a)	Capital and shareholders’ rights

i.	Composition of share capital in number of shares

The share capital, which is fully subscribed and paid, is divided into registered shares with no par value.

	On December 31
	2020	2019
Common	4,435,106,575	4,031,915,068
Preferred	4,435,106,111	4,031,914,646
Subtotal - Securities purchased under agreements to resell	8,870,212,686	8,063,829,714
Treasury (common shares)	(7,307,259)	(6,642,963)
Treasury (preferred shares)	(27,378,542)	(24,889,584)
Total outstanding shares	8,835,526,885	8,032,297,167

ii.	Changes in share capital, in number of shares

	Common	Preferred	Total
Number of outstanding shares as at December 31, 2019	4,025,272,105	4,007,025,062	8,032,297,167
Increase of capital stock with issuing of shares – bonus of 10% (1)	403,191,507	403,191,465	806,382,972
Increase of shares in treasury – bonus of 10%	(664,296)	(2,488,958)	(3,153,254)
Number of outstanding shares as at December 31, 2020	4,427,799,316	4,407,727,569	8,835,526,885

1) It benefited the shareholders registered in the records of Bradesco on April 13, 2020.

In the Special Shareholders’ Meeting held on March 12, 2018, the approval was proposed by the Board of Directors to increase the share capital by R$8,000,000 thousand, increasing it from R$59,100,000 thousand to R$67,100,000 thousand, with a bonus in shares, through the capitalization of part of the balance of the account “Profit Reserves – Statutory Reserve”, in compliance with the provisions in Article 169 of Law No. 6,404/76, by issuing 610,896,190 new nominative-book entry shares, with no nominal value, whereby 305,448,111 are common shares and 305,448,079 are preferred shares, attributed free-of-charge to the shareholders as bonus, to the ratio of 1 new share for every 10 shares of the same type that they own on the base date.

In the Special Shareholders’ Meeting held on March 11, 2019, the approval was proposed by the Board of Directors to increase the share capital by R$8,000,000 thousand, increasing it from R$67,100,000 thousand to R$75,100,000 thousand, with a bonus in shares, through the capitalization of part of the balance of the account “Profit Reserves – Statutory Reserve”, in compliance with the provisions in Article 169 of Law No. 6,404/76, by issuing 1,343,971,619 new nominative-book entry shares, with no nominal value, whereby 671,985,845 are common shares and 671,985,774 are preferred shares, attributed free-of-charge to the shareholders as bonus, to the ratio of 2 new shares for every 10 shares of the same type that they own on the base date, was approved by Bacen on March 19, 2019.

In the Special Shareholders’ Meeting held on March 10, 2020, the Board of Directors’ proposal to increase the share capital by R$4,000,000 thousand was approved, increasing it from R$75,100,000 thousand to R$79,100,000 thousand, with bonus shares, through the capitalization of part of the balance of the “Profit Reserves - Statutory Reserve” account, in accordance with the provisions of Article 169 of Law No. 6,404/76, with the issuance of 806,382,972 new registered-book-entry shares, with no par value, being 403,191,507 common and 403,191,465 preferred shares, which were attributed free of charge to shareholders in the proportion of 1 new share for every 10 shares of the same type that they held on the base date, approved by Bacen on March 30, 2020.

All of the shareholders are entitled to receive, in total, a mandatory dividend of at least 30% of Bradesco’s annual net income, as shown in the statutory accounting records, adjusted by transfers to reserves. The Organization has no obligation that is exchangeable for or convertible into shares. As a result, its diluted earnings per share is the same as the basic earnings per share.

As defined in Central Bank Resolution No. 4,820/20, as amended by Resolution No. 4,885/20, the payout in 2020 was limited to the percentage indicated in the statutory accounting records.

In occurring any operation that changes the number of shares, simultaneously with the transaction in the Brazilian Market, and with the same timeframes, an identical procedure is adopted in the International Market, for the ADRs/GDRs traded in New York, USA, and Madrid, Spain.

Treasury shares are recorded at cost, which is approximately equivalent to the market prices on the date they are acquired. Cancellation of treasury shares is recorded as a reduction of unappropriated retained earnings. Treasury shares are acquired for subsequent sale or cancellation.

b)	Reserves

Capital reserves

The capital reserve consists mainly of premiums paid by the shareholders upon subscription of shares. The capital reserve is used for (i) absorption of any losses in excess of accumulated losses and revenue reserves, (ii) redemption, reimbursement of purchase of shares, (iii) redemption of founders’ shares, (iv) transfer to share capital, and (v) payment of dividends to preferred shares, when this privilege is granted to them.

Revenue reserves

In accordance with Corporate Legislation, Bradesco and its Brazilian subsidiaries must allocate 5% of their annual statutory net income, after absorption of accumulated losses, to a legal reserve, the distribution of which is subject to certain limitations. The reserve can be used to increase capital or to absorb losses, but cannot be distributed in the form of dividends.

The Statutory Reserve aims to maintain an operating margin that is compatible with the development of the Organization’s active operations and may be formed by up to 100% of net income remaining after statutory allocations if proposed by the Board of Executive Officers, approved by the Board of Directors and ratified at the Shareholders’ Meeting, with the accumulated value limited to 95% of the Organization’s paid-in capital share amount.

c)	Interest on shareholders’ equity/Dividends

Interest on equity are calculated on the net income as determined in the financial statements prepared in accordance with Brazilian generally accepted accounting principles (BR GAAP) applicable to financial institutions authorized to operate by the Central Bank of Brazil. The dividends are paid in Reais and can be converted into US dollars and remitted to shareholders abroad, provided that the equity participation of the non-resident shareholder is registered with the Central Bank of Brazil. Brazilian companies may pay interest on equity to shareholders based on the shareholders’ equity and treat these payments as deductible expenses in the Brazilian income tax and social contribution calculations. The interest cost is treated for accounting purposes as a deduction from shareholders’ equity in a manner similar to dividends. Withholding income tax is levied and paid at the time that the interest on equity is paid to the shareholders. The organization has a system of monthly payment of dividends and/or interest on own capital, if this amount does not reach the mandatory minimum to be distributed in the year, as provided for in the statutory accounting records, there are the payment of complementary dividends and/or interest on equity.

In a meeting of the Board of Directors on June 28, 2019, the Board of Directors proposal was approved for the payment to shareholders of intermediary interest on equity, related to the first half of 2019, amounting to R$1,455,000 thousand, which equates to R$0.1725 per common share and R$0.1897 per preferred share, payment of which was made on July 15, 2019.

In a meeting held on October 17, 2019, the Board of Directors approved the payment, on October 23, 2019, of extraordinary dividends from profit reserves, in the amount of R$8,000,000 thousand, which represents R$0.9486 per common share and R$1.0435 per preferred share.

In a meeting of the Board of Directors on December 19, 2019, the Board of Executive Officers ‘proposal for payment of complementary interest on shareholders’ equity for the year of 2019 was approved, in the amount of R$4,245,000 thousand, of which R$0.5033 per common share and R$0.5537 per preferred share, payment of which was made on December 30, 2019.

In a meeting of the Board of Directors on December 16, 2020, the proposal of the Board of Executive Officers was approved for payment to shareholders of supplementary interest on shareholders’ equity related to the fiscal year of 2020, to the value of R$3,502,000 thousand, of which R$0.3775 was offered per common share and R$0.4152, per preferred share, whose payment will be made on January 7, 2021.

Interest on shareholders’ equity/dividends were paid or recognized in provisions, as follows:

Description	R$ thousand
	Per share (gross)		Gross amount paid	Withholding Income Tax (IRRF) (15%)	Net amount paid
	Common	Preferred
Monthly interest on shareholders’ equity paid	0.206998	0.227698	1,672,858	250,929	1,421,929
Intermediary interest on shareholders’ equity paid	0.172536	0.189790	1,455,000	218,250	1,236,750
Supplementary interest on shareholders´ equity paid	0.503380	0.553718	4,245,000	636,750	3,608,250
Extraordinary dividends paid	0.948654	1.043520	8,000,000	-	8,000,000
Supplementary dividends paid	0.058214	0.064035	490,918	-	490,918
Total accrued on December 31, 2019	1.889782	2.078761	15,863,776	1,105,929	14,757,847

Monthly interest on shareholders’ equity paid	0.206998	0.227698	1,861,951	279,293	1,582,658
Supplementary interest on shareholders´ equity paid (1)	0.377521	0.415273	3,502,000	525,300	2,976,700
Supplementary interest on shareholders’ equity provisioned	0.019838	0.021821	184,020	27,603	156,417
Total accrued on December 31, 2020	0.604357	0.664792	5,547,971	832,196	4,715,775
(1) Paid on January 7, 2021.